UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5511

Variable Insurance Products Fund II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2006

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

Semiannual Report

June 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

VIP Disciplined Small Cap Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 to June 30, 2006
Initial Class
Actual	$ 1,000.00	$ 1,092.10	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.84	$ 5.01
Service Class
Actual	$ 1,000.00	$ 1,091.10	$ 5.70
Hypothetical A	$ 1,000.00	$ 1,019.34	$ 5.51
Service Class 2
Actual	$ 1,000.00	$ 1,090.10	$ 6.48
Hypothetical A	$ 1,000.00	$ 1,018.60	$ 6.26
Investor Class
Actual	$ 1,000.00	$ 1,091.10	$ 5.96
Hypothetical A	$ 1,000.00	$ 1,019.09	$ 5.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	1.00%
Service Class	1.10%
Service Class 2	1.25%
Investor Class	1.15%

Semiannual Report

VIP Disciplined Small Cap Portfolio

Investment Changes

Top Ten Stocks as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Maverick Tube Corp.	0.5	0.4
Jones Lang LaSalle, Inc.	0.5	0.4
Big Lots, Inc.	0.4	0.4
Payless ShoeSource, Inc.	0.4	0.4
LaSalle Hotel Properties (SBI)	0.4	0.4
Polycom, Inc.	0.4	0.0
Phillips-Van Heusen Corp.	0.4	0.0
Nicor, Inc.	0.4	0.3
Wabtec Corp.	0.4	0.4
Nationwide Health Properties, Inc.	0.4	0.4
	4.2
Top Five Market Sectors as of June 30, 2006
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.6	20.0
Information Technology	18.7	20.3
Industrials	15.1	16.1
Consumer Discretionary	15.1	16.2
Health Care	10.3	11.4
Asset Allocation (% of fund's net assets)
As of June 30, 2006	As of December 31, 2005
Stocks, Investment Companies and Equity Futures 98.3%	Stocks and Investment Companies 99.3%
Short-Term Investments and Net Other Assets 1.7%	Short-Term Investments and Net Other Assets 0.7%

Semiannual Report

VIP Disciplined Small Cap Portfolio

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.1%
Auto Components - 1.0%
Aftermarket Technology Corp. (a)	1,111	$ 27,608
ArvinMeritor, Inc.	2,399	41,239
Drew Industries, Inc. (a)	584	18,922
LKQ Corp. (a)	992	18,848
		106,617
Automobiles - 0.3%
Thor Industries, Inc.	629	30,475
Diversified Consumer Services - 1.4%
Jackson Hewitt Tax Service, Inc.	1,030	32,291
Matthews International Corp. Class A	529	18,235
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	980	25,725
Stewart Enterprises, Inc. Class A	4,637	26,663
Strayer Education, Inc.	383	37,197
Universal Technical Institute, Inc. (a)	551	12,133
		152,244
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. (a)	574	18,437
Chipotle Mexican Grill, Inc. Class A	558	34,010
Domino's Pizza, Inc.	1,515	37,481
Dover Downs Gaming & Entertainment, Inc.	1,659	32,583
IHOP Corp.	749	36,012
Morgans Hotel Group Co.	2,219	34,528
Papa John's International, Inc. (a)	1,038	34,462
Speedway Motorsports, Inc.	727	27,437
		254,950
Household Durables - 1.1%
Champion Enterprises, Inc. (a)	1,375	15,180
Furniture Brands International, Inc.	1,428	29,760
Universal Electronics, Inc. (a)	1,853	32,817
Yankee Candle Co., Inc.	1,547	38,690
		116,447
Internet & Catalog Retail - 0.8%
FTD Group, Inc. (a)	1,440	19,440
Priceline.com, Inc. (a)	1,217	36,340
Stamps.com, Inc. (a)	1,229	34,191
		89,971
Leisure Equipment & Products - 0.1%
K2, Inc. (a)	650	7,111
Media - 2.1%
Arbitron, Inc.	513	19,663
Catalina Marketing Corp.	1,004	28,574
Entravision Communication Corp. Class A (a)	1,900	16,283
Harris Interactive, Inc. (a)	5,973	34,046
LodgeNet Entertainment Corp. (a)	1,067	19,900
Media General, Inc. Class A	894	37,450

	Shares	Value (Note 1)
Sinclair Broadcast Group, Inc. Class A	3,964	$ 33,932
World Wrestling Entertainment, Inc. Class A	1,807	30,520
		220,368
Multiline Retail - 0.6%
Big Lots, Inc. (a)	2,774	47,380
Conn's, Inc. (a)	187	4,965
Fred's, Inc. Class A	519	6,929
		59,274
Specialty Retail - 3.9%
Aeropostale, Inc. (a)	225	6,500
Build-A-Bear Workshop, Inc. (a)	522	11,228
Charming Shoppes, Inc. (a)	1,633	18,355
Deb Shops, Inc.	495	11,934
Dress Barn, Inc. (a)	988	25,046
Genesco, Inc. (a)	1,097	37,155
Group 1 Automotive, Inc.	705	39,720
Gymboree Corp. (a)	808	28,086
Payless ShoeSource, Inc. (a)	1,725	46,868
Sonic Automotive, Inc. Class A (sub. vtg.)	777	17,234
Stein Mart, Inc.	2,317	34,292
The Buckle, Inc.	344	14,403
The Children's Place Retail Stores, Inc. (a)	530	31,827
The Pantry, Inc. (a)	610	35,099
Too, Inc. (a)	659	25,299
Wet Seal, Inc. Class A (a)	7,176	35,019
		418,065
Textiles, Apparel & Luxury Goods - 1.4%
Brown Shoe Co., Inc.	934	31,831
Fossil, Inc. (a)	2,102	37,857
Phillips-Van Heusen Corp.	1,207	46,059
Under Armour, Inc. Class A (sub. vtg.)	865	36,866
		152,613
TOTAL CONSUMER DISCRETIONARY		1,608,135
CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Hansen Natural Corp. (a)	90	17,133
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	1,453	36,340
Longs Drug Stores Corp.	934	42,609
Weis Markets, Inc.	407	16,768
		95,717
Food Products - 1.0%
Corn Products International, Inc.	923	28,244
Delta & Pine Land Co.	1,333	39,190
Ralcorp Holdings, Inc. (a)	854	36,321
Reddy Ice Holdings, Inc.	400	8,140
		111,895
TOTAL CONSUMER STAPLES		224,745
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - 5.8%
Energy Equipment & Services - 2.2%
Grey Wolf, Inc. (a)	5,523	$ 42,527
Hydril Co. (a)	559	43,893
Maverick Tube Corp. (a)	782	49,397
Parker Drilling Co. (a)	5,030	36,115
Universal Compression Holdings, Inc. (a)	583	36,712
Veritas DGC, Inc. (a)	556	28,678
		237,322
Oil, Gas & Consumable Fuels - 3.6%
Alon USA Energy, Inc.	1,067	33,578
Cabot Oil & Gas Corp.	516	25,284
Cimarex Energy Co.	548	23,564
Frontier Oil Corp.	1,212	39,269
Harvest Natural Resources, Inc. (a)	1,735	23,492
Helix Energy Solutions Group, Inc. (a)	314	12,673
NGP Capital Resources Co.	2,272	33,239
Penn Virginia Corp.	337	23,550
Remington Oil & Gas Corp. (a)	898	39,485
St. Mary Land & Exploration Co.	627	25,237
Stone Energy Corp. (a)	828	38,543
USEC, Inc.	1,554	18,415
W&T Offshore, Inc.	250	9,723
World Fuel Services Corp.	801	36,598
		382,650
TOTAL ENERGY		619,972
FINANCIALS - 19.6%
Capital Markets - 1.8%
Calamos Asset Management, Inc. Class A	876	25,395
GAMCO Investors, Inc. Class A	793	29,151
Knight Capital Group, Inc. Class A (a)	2,896	44,106
LaBranche & Co., Inc. (a)	1,674	20,272
MCG Capital Corp.	2,146	34,121
Piper Jaffray Companies (a)	688	42,112
		195,157
Commercial Banks - 5.8%
Ameris Bancorp	415	9,603
BancorpSouth, Inc.	1,259	34,308
Banner Corp.	799	30,793
Cascade Bancorp	1,159	33,043
Center Financial Corp., California	407	9,621
Central Pacific Financial Corp.	951	36,804
City Holding Co.	484	17,492
Columbia Banking Systems, Inc.	577	21,568
Community Trust Bancorp, Inc.	1,009	35,244
First Community Bancorp, California	598	35,330
First Republic Bank, California	648	29,678
First State Bancorp.	665	15,814
Frontier Financial Corp., Washington	557	18,932

	Shares	Value (Note 1)
Greene County Bancshares, Inc.	1,053	$ 32,601
Hanmi Financial Corp.	1,722	33,476
Heartland Financial USA, Inc.	404	10,767
Mercantile Bank Corp.	840	33,474
Peoples Bancorp, Inc.	1,024	30,556
Preferred Bank, Los Angeles California	280	15,011
Sandy Spring Bancorp, Inc.	460	16,588
Southwest Bancorp, Inc., Oklahoma	1,348	34,374
UCBH Holdings, Inc.	778	12,868
Washington Trust Bancorp, Inc.	593	16,438
West Coast Bancorp, Oregon	1,208	35,600
Wilshire Bancorp, Inc.	933	16,813
		616,796
Consumer Finance - 1.2%
Advance America Cash Advance Centers, Inc.	2,000	35,080
Advanta Corp. Class B	893	32,103
Asta Funding, Inc.	807	30,222
First Cash Financial Services, Inc. (a)	1,315	25,971
		123,376
Diversified Financial Services - 0.3%
Encore Capital Group, Inc. (a)	928	11,387
Financial Federal Corp.	607	16,881
		28,268
Insurance - 1.5%
EMC Insurance Group	791	22,749
FBL Financial Group, Inc. Class A	522	16,913
FPIC Insurance Group, Inc. (a)	728	28,210
Harleysville Group, Inc.	948	30,071
Horace Mann Educators Corp.	1,662	28,171
LandAmerica Financial Group, Inc.	311	20,091
Safety Insurance Group, Inc.	401	19,068
		165,273
Real Estate Investment Trusts - 5.4%
Cedar Shopping Centers, Inc.	2,298	33,827
CentraCore Properties Trust	418	10,346
Colonial Properties Trust (SBI)	182	8,991
Corporate Office Properties Trust (SBI)	125	5,260
Equity Inns, Inc.	1,857	30,752
Equity Lifestyle Properties, Inc.	269	11,790
FelCor Lodging Trust, Inc.	1,450	31,523
Gramercy Capital Corp.	694	17,975
Hersha Hospitality Trust	902	8,380
Home Properties of New York, Inc.	125	6,939
Innkeepers USA Trust (SBI)	1,087	18,783
Kilroy Realty Corp.	120	8,670
LaSalle Hotel Properties (SBI)	1,008	46,670
Maguire Properties, Inc.	613	21,559
Mid-America Apartment Communities, Inc.	377	21,018
National Retail Properties, Inc.	1,980	39,501
Nationwide Health Properties, Inc.	2,009	45,223
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	2,819	$ 33,856
Omega Healthcare Investors, Inc.	2,790	36,884
Saul Centers, Inc.	171	6,973
Sovran Self Storage, Inc.	746	37,889
Spirit Finance Corp.	3,125	35,188
Tanger Factory Outlet Centers, Inc.	637	20,620
Washington (REIT) (SBI)	165	6,056
Winston Hotels, Inc.	2,712	33,222
		577,895
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	551	48,240
ZipRealty, Inc. (a)	1,587	13,458
		61,698
Thrifts & Mortgage Finance - 3.0%
Accredited Home Lenders Holding Co. (a)	366	17,498
BankUnited Financial Corp. Class A	1,176	35,892
City Bank Lynnwood, Washington	463	21,604
Corus Bankshares, Inc.	1,204	31,521
First Busey Corp.	785	16,069
First Financial Holdings, Inc.	947	30,304
First Place Financial Corp.	655	15,072
FirstFed Financial Corp., Delaware (a)	634	36,563
ITLA Capital Corp.	594	31,233
TierOne Corp.	1,055	35,627
Triad Guaranty, Inc. (a)	610	29,817
WSFS Financial Corp.	257	15,793
		316,993
TOTAL FINANCIALS		2,085,456
HEALTH CARE - 10.3%
Biotechnology - 1.5%
Alkermes, Inc. (a)	719	13,603
Amylin Pharmaceuticals, Inc. (a)	445	21,970
BioMarin Pharmaceutical, Inc. (a)	775	11,137
Human Genome Sciences, Inc. (a)	543	5,810
ICOS Corp. (a)	300	6,597
Medarex, Inc. (a)	1,496	14,377
Myriad Genetics, Inc. (a)	821	20,730
Pharmion Corp. (a)	616	10,490
Progenics Pharmaceuticals, Inc. (a)	374	8,998
Renovis, Inc. (a)	419	6,415
Savient Pharmaceuticals, Inc. (a)	2,673	14,033
Seattle Genetics, Inc. (a)	1,590	7,314
Vertex Pharmaceuticals, Inc. (a)	455	16,703
		158,177
Health Care Equipment & Supplies - 4.7%
Abaxis, Inc. (a)	1,489	33,309
Angiodynamics, Inc. (a)	596	16,122

	Shares	Value (Note 1)
Biosite, Inc. (a)	794	$ 36,254
Candela Corp. (a)	2,010	31,879
CONMED Corp. (a)	1,756	36,349
DJ Orthopedics, Inc. (a)	893	32,889
Encore Medical Corp. (a)	3,071	14,772
Greatbatch, Inc. (a)	930	21,948
Haemonetics Corp. (a)	421	19,581
ICU Medical, Inc. (a)	835	35,270
Intuitive Surgical, Inc. (a)	155	18,285
Inverness Medical Innovations, Inc. (a)	1,271	35,880
LifeCell Corp. (a)	1,077	33,301
Meridian Bioscience, Inc.	1,399	34,905
Palomar Medical Technologies, Inc. (a)	618	28,199
SurModics, Inc. (a)	960	34,666
West Pharmaceutical Services, Inc.	1,094	39,690
		503,299
Health Care Providers & Services - 2.6%
AMN Healthcare Services, Inc. (a)	1,466	29,760
Apria Healthcare Group, Inc. (a)	507	9,582
Chemed Corp.	397	21,648
LCA-Vision, Inc.	751	39,735
Magellan Health Services, Inc. (a)	837	37,924
Medcath Corp. (a)	861	16,221
Molina Healthcare, Inc. (a)	826	31,429
Odyssey Healthcare, Inc. (a)	2,052	36,054
Pediatrix Medical Group, Inc. (a)	532	24,100
Wellcare Health Plans, Inc. (a)	607	29,773
		276,226
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,914	33,591
Life Sciences Tools & Services - 0.4%
Applera Corp. - Celera Genomics Group (a)	750	9,713
Luminex Corp. (a)	783	13,616
Molecular Devices Corp. (a)	609	18,611
		41,940
Pharmaceuticals - 0.8%
Adolor Corp. (a)	200	5,002
Alpharma, Inc. Class A	657	15,794
Medicis Pharmaceutical Corp. Class A	672	16,128
MGI Pharma, Inc. (a)	865	18,598
Pain Therapeutics, Inc. (a)	890	7,432
Perrigo Co.	1,343	21,622
		84,576
TOTAL HEALTH CARE		1,097,809
INDUSTRIALS - 15.1%
Aerospace & Defense - 0.8%
Armor Holdings, Inc. (a)	689	37,778
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Heico Corp.	1,091	$ 30,930
United Industrial Corp.	384	17,376
		86,084
Air Freight & Logistics - 0.8%
ABX Air, Inc. (a)	3,052	18,434
EGL, Inc. (a)	654	32,831
Forward Air Corp.	64	2,607
Hub Group, Inc. Class A (a)	1,513	37,114
		90,986
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	1,076	32,065
Building Products - 1.0%
Lennox International, Inc.	1,388	36,754
NCI Building Systems, Inc. (a)	416	22,119
Simpson Manufacturing Co. Ltd.	543	19,575
Universal Forest Products, Inc.	410	25,719
		104,167
Commercial Services & Supplies - 3.5%
Administaff, Inc.	749	26,822
American Reprographics Co. (a)	642	23,273
Brady Corp. Class A	1,053	38,793
Consolidated Graphics, Inc. (a)	636	33,110
FTI Consulting, Inc. (a)	845	22,621
IHS, Inc. Class A	1,171	34,697
John H. Harland Co.	843	36,671
Kenexa Corp.	598	19,046
Kforce, Inc. (a)	2,122	32,870
Korn/Ferry International (a)	937	18,356
LECG Corp. (a)	1,658	30,623
Navigant Consulting, Inc. (a)	1,607	36,399
Teletech Holdings, Inc. (a)	1,415	17,914
		371,195
Construction & Engineering - 0.7%
Insituform Technologies, Inc. Class A (a)	877	20,075
Quanta Services, Inc. (a)	2,515	43,585
Shaw Group, Inc. (a)	315	8,757
		72,417
Electrical Equipment - 1.4%
Acuity Brands, Inc.	642	24,980
General Cable Corp. (a)	886	31,010
Genlyte Group, Inc. (a)	439	31,797
Regal-Beloit Corp.	569	25,121
Woodward Governor Co.	1,041	31,761
		144,669
Machinery - 4.2%
Actuant Corp. Class A	372	18,581
AGCO Corp. (a)	1,284	33,795
Albany International Corp. Class A	788	33,403
American Science & Engineering, Inc. (a)	268	15,523

	Shares	Value (Note 1)
Cascade Corp.	724	$ 28,634
CLARCOR, Inc.	1,264	37,655
Crane Co.	999	41,558
FreightCar America, Inc.	346	19,206
Gardner Denver, Inc. (a)	812	31,262
JLG Industries, Inc.	414	9,315
Kennametal, Inc.	440	27,390
Lincoln Electric Holdings, Inc.	686	42,978
Middleby Corp. (a)	82	7,098
Nordson Corp.	759	37,328
Valmont Industries, Inc.	499	23,199
Wabtec Corp.	1,215	45,441
		452,366
Road & Rail - 1.1%
Arkansas Best Corp.	759	38,109
Genesee & Wyoming, Inc. Class A (a)	1,232	43,699
Heartland Express, Inc.	2,003	35,834
		117,642
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	1,390	33,791
BlueLinx Corp.	960	12,509
GATX Corp.	581	24,693
UAP Holding Corp.	878	19,149
Watsco, Inc.	294	17,587
WESCO International, Inc. (a)	423	29,187
		136,916
TOTAL INDUSTRIALS		1,608,507
INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 2.9%
Anaren, Inc. (a)	1,032	21,146
Avocent Corp. (a)	1,602	42,053
Black Box Corp.	372	14,259
CommScope, Inc. (a)	956	30,038
InterDigital Communication Corp. (a)	1,088	37,982
NETGEAR, Inc. (a)	1,326	28,708
Oplink Communications, Inc. (a)	1,284	23,510
Packeteer, Inc. (a)	3,004	34,065
Polycom, Inc. (a)	2,119	46,448
Sycamore Networks, Inc. (a)	7,379	29,959
		308,168
Computers & Peripherals - 1.2%
Brocade Communications Systems, Inc. (a)	7,274	44,662
Imation Corp.	959	39,367
Palm, Inc. (a)	1,548	24,923
Synaptics, Inc. (a)	735	15,729
		124,681
Electronic Equipment & Instruments - 2.9%
Aeroflex, Inc. (a)	1,731	20,201
Coherent, Inc. (a)	1,074	36,226
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Identix, Inc. (a)	1,831	$ 12,799
Littelfuse, Inc. (a)	1,044	35,893
LoJack Corp. (a)	684	12,900
Measurement Specialties, Inc. (a)	669	14,899
Park Electrochemical Corp.	1,023	26,342
Plexus Corp. (a)	821	28,086
Rofin-Sinar Technologies, Inc. (a)	625	35,919
ScanSource, Inc. (a)	394	11,552
Technitrol, Inc.	1,711	39,610
TTM Technologies, Inc. (a)	1,779	25,742
Viisage Technology, Inc. (a)	751	11,385
		311,554
Internet Software & Services - 1.9%
Ariba, Inc. (a)	925	7,613
Digital River, Inc. (a)	1,050	42,410
Digitas, Inc. (a)	855	9,935
EarthLink, Inc. (a)	1,784	15,449
eCollege.com (a)	842	17,800
SonicWALL, Inc. (a)	3,939	35,412
Stellent, Inc.	2,264	21,621
United Online, Inc.	2,876	34,512
Vignette Corp. (a)	1,018	14,842
		199,594
IT Services - 1.2%
Acxiom Corp.	1,283	32,075
Forrester Research, Inc. (a)	1,225	34,276
infoUSA, Inc.	2,848	29,363
Perot Systems Corp. Class A (a)	490	7,095
SI International, Inc. (a)	270	8,278
Wright Express Corp. (a)	828	23,797
		134,884
Semiconductors & Semiconductor Equipment - 5.9%
ADE Corp. (a)	663	21,541
Advanced Energy Industries, Inc. (a)	2,289	30,306
AMIS Holdings, Inc. (a)	2,152	21,520
Amkor Technology, Inc. (a)	2,706	25,599
Applied Micro Circuits Corp. (a)	7,845	21,417
Atmel Corp. (a)	7,035	39,044
Brooks Automation, Inc. (a)	2,915	34,397
Cymer, Inc. (a)	548	25,460
Diodes, Inc. (a)	524	21,715
Fairchild Semiconductor International, Inc. (a)	1,436	26,092
Integrated Device Technology, Inc. (a)	1,949	27,637
LTX Corp. (a)	5,034	35,288
Micrel, Inc. (a)	2,522	25,245
MIPS Technologies, Inc. (a)	5,391	32,723
MKS Instruments, Inc. (a)	1,679	33,781

	Shares	Value (Note 1)
Netlogic Microsystems, Inc. (a)	349	$ 11,255
ON Semiconductor Corp. (a)	5,777	33,969
PortalPlayer, Inc. (a)	679	6,661
Rambus, Inc. (a)	200	4,562
Semtech Corp. (a)	2,489	35,966
Silicon Laboratories, Inc. (a)	565	19,860
TriQuint Semiconductor, Inc. (a)	7,310	32,603
Veeco Instruments, Inc. (a)	1,393	33,209
Zoran Corp. (a)	1,119	27,236
		627,086
Software - 2.7%
Ansoft Corp. (a)	916	18,760
Aspen Technology, Inc. (a)	2,888	37,891
Blackbaud, Inc.	601	13,643
eSpeed, Inc. Class A (a)	1,907	15,885
FactSet Research Systems, Inc.	675	31,928
FileNET Corp. (a)	91	2,451
Macrovision Corp. (a)	1,878	40,415
MicroStrategy, Inc. Class A (a)	295	28,768
Open Solutions, Inc. (a)	1,345	35,790
Opsware, Inc. (a)	1,744	14,371
Parametric Technology Corp. (a)	1,422	18,074
TIBCO Software, Inc. (a)	2,796	19,712
Wind River Systems, Inc. (a)	955	8,500
		286,188
TOTAL INFORMATION TECHNOLOGY		1,992,155
MATERIALS - 5.1%
Chemicals - 1.6%
H.B. Fuller Co.	776	33,810
Hercules, Inc. (a)	2,931	44,727
OM Group, Inc. (a)	1,190	36,712
Spartech Corp.	1,578	35,663
Westlake Chemical Corp.	865	25,777
		176,689
Construction Materials - 0.4%
Eagle Materials, Inc.	857	40,708
Containers & Packaging - 0.7%
Greif Brothers Corp. Class A	514	38,529
Rock-Tenn Co. Class A	2,002	31,932
		70,461
Metals & Mining - 2.4%
AK Steel Holding Corp. (a)	3,085	42,666
Amcol International Corp.	1,149	30,276
Carpenter Technology Corp.	311	35,921
Century Aluminum Co. (a)	995	35,512
Commercial Metals Co.	1,282	32,947
Gibraltar Industries, Inc.	1,184	34,336
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	55	$ 4,562
Steel Dynamics, Inc.	580	38,129
		254,349
TOTAL MATERIALS		542,207
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.7%
Alaska Communication Systems Group, Inc.	750	9,488
Cincinnati Bell, Inc. (a)	8,072	33,095
Commonwealth Telephone Enterprises, Inc.	993	32,928
Consolidated Communications Holdings, Inc.	1,332	22,151
CT Communications, Inc.	1,364	31,195
FairPoint Communications, Inc.	1,020	14,688
Iowa Telecommunication Services, Inc.	1,780	33,678
Level 3 Communications, Inc. (a)	1,100	4,884
		182,107
Wireless Telecommunication Services - 0.1%
Syniverse Holdings, Inc. (a)	780	11,466
TOTAL TELECOMMUNICATION SERVICES		193,573
UTILITIES - 1.6%
Gas Utilities - 1.2%
Laclede Group, Inc.	592	20,341
Nicor, Inc.	1,108	45,982
Northwest Natural Gas Co.	850	31,476
Peoples Energy Corp.	575	20,648
Southwest Gas Corp.	319	9,997
		128,444
Multi-Utilities - 0.4%
Avista Corp.	1,719	39,245
TOTAL UTILITIES		167,689
TOTAL COMMON STOCKS (Cost $9,540,688)		10,140,248
Investment Companies - 0.4%
	Shares	Value (Note 1)
iShares Russell 2000 Index Fund (Cost $42,644)	600	$ 43,140
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.8% to 4.84% 9/14/06 (c) (Cost $19,799)	$ 20,000	19,808
Money Market Funds - 10.1%
	Shares
Fidelity Cash Central Fund, 5.11% (b) (Cost $1,077,484)	1,077,484	1,077,484
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $10,680,615)		11,280,680
NET OTHER ASSETS - (5.9)%		(628,079)
NET ASSETS - 100%		$ 10,652,601
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
4 Russell 2000 E-Mini Index Contracts	Sept. 2006	$ 292,600	$ 10,982
The face value of futures purchased as a percentage of net assets - 2.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $19,808.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,575

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

VIP Disciplined Small Cap Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2006 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,603,131)	$ 10,203,196
Affiliated Central Funds (cost $1,077,484)	1,077,484
Total Investments (cost $10,680,615)		$ 11,280,680
Receivable for investments sold		56,014
Receivable for fund shares sold		173,468
Dividends receivable		8,228
Interest receivable		2,203
Receivable for daily variation on futures contracts		4,416
Receivable from investment adviser for expense reductions		1,581
Total assets		11,526,590

Liabilities
Payable for investments purchased	$ 843,511
Payable for fund shares redeemed	3
Accrued management fee	4,992
Distribution fees payable	380
Other affiliated payables	1,299
Other payables and accrued expenses	23,804
Total liabilities		873,989

Net Assets		$ 10,652,601
Net Assets consist of:
Paid in capital		$ 10,162,622
Accumulated net investment loss		(1,067)
Accumulated undistributed net realized gain (loss) on investments		(120,001)
Net unrealized appreciation (depreciation) on investments		611,047
Net Assets		$ 10,652,601

Statement of Assets and Liabilities - continued

June 30, 2006 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($2,950,746 ÷ 272,055 shares)	$ 10.85

Service Class: Net Asset Value, offering price and redemption price per share ($1,355,584 ÷ 125,060 shares)	$ 10.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,354,535 ÷ 125,060 shares)	$ 10.83

Investor Class: Net Asset Value, offering price and redemption price per share ($4,991,736 ÷ 460,599 shares)	$ 10.84

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Disciplined Small Cap Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2006 (Unaudited)
Investment Income
Dividends		$ 29,106
Interest		87
Income from affiliated Central Funds		3,575
Total income		32,768

Expenses
Management fee	$ 21,847
Transfer agent fees	3,717
Distribution fees	2,376
Accounting fees and expenses	1,258
Independent trustees' compensation	10
Custodian fees and expenses	2,014
Audit	22,571
Legal	11
Miscellaneous	172
Total expenses before reductions	53,976
Expense reductions	(20,757)	33,219
Net investment income (loss)		(451)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(103,779)
Futures contracts	(16,252)
Total net realized gain (loss)		(120,031)
Change in net unrealized appreciation (depreciation) on: Investment securities	632,213
Futures contracts	10,982
Total change in net unrealized appreciation (depreciation)		643,195
Net gain (loss)		523,164
Net increase (decrease) in net assets resulting from operations		$ 522,713

Statement of Changes in Net Assets

	Six months ended June 30, 2006 (Unaudited)	For the period December 27, 2005 (commencement of operations) to December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (451)	$ 1,884
Net realized gain (loss)	(120,031)	30
Change in net unrealized appreciation (depreciation)	643,195	(32,148)
Net increase (decrease) in net assets resulting from operations	522,713	(30,234)
Distributions to shareholders from net investment income	(2,500)	-
Share transactions - net increase (decrease)	5,162,582	5,000,040
Total increase (decrease) in net assets	5,682,795	4,969,806

Net Assets
Beginning of period	4,969,806	-
End of period (including accumulated net investment loss of $1,067 and undistributed net investment income of $1,884, respectively)	$ 10,652,601	$ 4,969,806

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	- H
Net realized and unrealized gain (loss)	.91	(.06)
Total from investment operations	.92	(.06)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.85	$ 9.94
Total Return B, C, D	9.21%	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	1.63% A	42.86% A
Expenses net of fee waivers, if any	1.00% A	1.00% A
Expenses net of all reductions	.96% A	1.00% A
Net investment income (loss)	.11% A	2.50% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,951	$ 1,242
Portfolio turnover rate	49% A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	.91	(.06)
Total from investment operations	.91	(.06)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.84	$ 9.94
Total Return B, C, D	9.11%	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	1.76% A	42.96% A
Expenses net of fee waivers, if any	1.10% A	1.10% A
Expenses net of all reductions	1.06% A	1.10% A
Net investment income (loss)	.01% A	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,356	$ 1,242
Portfolio turnover rate	49% A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	- H
Net realized and unrealized gain (loss)	.91	(.06)
Total from investment operations	.90	(.06)
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 10.83	$ 9.94
Total Return B, C, D	9.01%	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	1.91% A	43.12% A
Expenses net of fee waivers, if any	1.25% A	1.25% A
Expenses net of all reductions	1.21% A	1.25% A
Net investment income (loss)	(.14)% A	2.25% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,355	$ 1,242
Portfolio turnover rate	49% A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to December 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.94	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- H	- H
Net realized and unrealized gain (loss)	.91	(.06)
Total from investment operations	.91	(.06)
Distributions from net investment income	(.01)	- H
Net asset value, end of period	$ 10.84	$ 9.94
Total Return B, C, D	9.11%	(.60)%
Ratios to Average Net Assets G
Expenses before reductions	1.74% A	43.46% A
Expenses net of fee waivers, if any	1.15% A	1.15% A
Expenses net of all reductions	1.11% A	1.15% A
Net investment income (loss)	(.04)% A	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,992	$ 1,242
Portfolio turnover rate	49% A	0%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period December 27, 2005 (commencement of operations) to Decemebr 31, 2005.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Disciplined Small Cap Portfolio

Notes to Financial Statements

For the period ended June 30, 2006 (Unaudited)

1. Significant Accounting Policies.

VIP Disciplined Small Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund II (the trust) (referred to in this report as VIP Disciplined Small Cap Portfolio) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in affiliated money market central funds (Money Market Central Funds), which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 876,023
Unrealized depreciation	(281,069)
Net unrealized appreciation (depreciation)	$ 594,954
Cost for federal income tax purposes	$ 10,685,726

New Accounting Pronouncement. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,289,030 and $1,565,503, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

VIP Disciplined Small Cap Portfolio

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 679
Service Class 2	1,697
$ 2,376

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 614
Service Class	509
Service Class 2	508
Investor Class	2,086
$ 3,717

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The Fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	1.00%	$ 4,941
Service Class	1.10%	4,495
Service Class 2	1.25%	4,492
Investor Class	1.15%	5,481
		$ 19,409

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,348.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 100% of the total outstanding shares of the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2006	Year ended December 31, 2005 A
From net investment income
Initial Class	$ 625	$ -
Service Class	625	-
Service Class 2	625	-
Investor Class	625	-
Total	$ 2,500	$ -

A For the period December 27, 2005 (commencement of operations) to December 31, 2005.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2006	Year ended December 31, 2005A	Six months ended June 30, 2006	Year ended December 31, 2005 A
Initial Class
Shares sold	148,748	125,001	$ 1,603,012	$ 1,250,010
Reinvestment of distributions	59	-	625	-
Shares redeemed	(1,753)	-	(17,664)	-
Net increase (decrease)	147,054	125,001	$ 1,585,973	$ 1,250,010
Service Class
Shares sold	-	125,001	$ -	$ 1,250,010
Reinvestment of distributions	59	-	625	-
Net increase (decrease)	59	125,001	$ 625	$ 1,250,010
Service Class 2
Shares sold	-	125,001	$ -	$ 1,250,010
Reinvestment of distributions	59	-	625	-
Net increase (decrease)	59	125,001	$ 625	$ 1,250,010
Investor Class
Shares sold	354,999	125,001	$ 3,780,904	$ 1,250,010
Reinvestment of distributions	59	-	625	-
Shares redeemed	(19,460)	-	(206,170)	-
Net increase (decrease)	335,598	125,001	$ 3,575,359	$ 1,250,010

A For the period December 27, 2005 (commencement of operations) to December 31, 2005.

VIP Disciplined Small Cap Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Geode Capital Management, LLC

FMR Co., Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

VDSC-SANN-0806
1.821007.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund II: Disciplined Small Cap Portfolio's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund II: Disciplined Small Cap Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 22, 2006